AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 16.2	£ 14.6	£ 15.6
Audits of Group pension schemes
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.1	0.1	0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.0	0.0	0.1
Reviews of the financial position of corporate and other borrowers
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 1.3	£ 0.0	£ 0.4